NON-CONTROLLING INTERESTS - Summary (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Non Controlling Interest [Line Items]
Equity	$ 29,979	$ 26,286	$ 23,996	$ 21,767
Non-controlling interest
Disclosure of Non Controlling Interest [Line Items]
Equity	25,256	21,430
Participating non-controlling interests – in operating subsidiaries
Disclosure of Non Controlling Interest [Line Items]
Equity	18,863	14,755	12,303	11,100
General partnership interest in a holding subsidiary held by Brookfield
Disclosure of Non Controlling Interest [Line Items]
Equity	55	59	59	56
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield
Disclosure of Non Controlling Interest [Line Items]
Equity	2,684	2,892	2,894	2,721
BEPC exchangeable shares
Disclosure of Non Controlling Interest [Line Items]
Equity	2,479	2,561	2,562	2,408
Preferred equity
Disclosure of Non Controlling Interest [Line Items]
Equity	583	571	613	609
Perpetual subordinated notes
Disclosure of Non Controlling Interest [Line Items]
Equity	$ 592	$ 592	$ 592	$ 0